Note 4 - Notes Receivable (Details Textual) - USD ($)		1 Months Ended
	Feb. 22, 2018	Oct. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Feb. 21, 2018	Jan. 11, 2018	Jul. 31, 2017
Advance to Helomics [Member]
Notes Receivable, Interest Rate, Stated Percentage						8.00%
Payments to Acquire Notes Receivable						$ 600,000	$ 600,000
Advances to De Lage Landen [Member]
Payments to Acquire Notes Receivable			$ 60,000		$ 67,512.10
Lease to Purchase Equipment, Down Payment, Percentage					50.00%
Advances to De Lage Landen [Member] | Subsequent Event [Member]
Payments to Acquire Notes Receivable		$ 907,500
CytoBioscience [Member] | Promissory Notes Receivable [Member]
Notes Receivable, Interest Rate, Stated Percentage				8.00%						8.00%
Financing Receivable, Net, Total				$ 1,112,524	$ 1,070,000
Notes Receivable, Term				2 years
CytoBioscience [Member] | Promissory Notes Receivable [Member] | Subsequent Event [Member]
Notes Receivable, Interest Rate, Stated Percentage				8.00%
Financing Receivable, Net, Total				$ 1,112,524
Notes Receivable, Term				2 years
Helomics Holding Corp. [Member]
Financing Receivable, Net, Total			$ 163,468
Share Exchange Agreement, Outstanding Receivables, Amount Converted				$ 500,000
Share Exchange Agreement, Shares Received Upon Conversion of Receivables				833,333
Share Exchange Agreement, Convertible Notes, Percent of Stock				5.00%
Investment, Ownership Percent				25.00%
Helomics Holding Corp. [Member] | Subsequent Event [Member]
Financing Receivable, Net, Total	$ 167,512.50			$ 167,512.10				$ 667,512.50
Share Exchange Agreement, Outstanding Receivables, Amount Converted	$ 500,000			$ 500,000
Share Exchange Agreement, Shares Received Upon Conversion of Receivables	833,333			833,333
Share Exchange Agreement, Convertible Notes, Percent of Stock				5.00%					5.00%
Investment, Ownership Percent	25.00%			25.00%